GENERAL EXPENSES	12 Months Ended
Dec. 31, 2018
General Expenses
GENERAL EXPENSES
IN MILLIONS OF USD	2018	2017	2016
Franchise fees and commercial services	(29.0)	(63.2)	(62.5)
Legal, audit and other fees	(20.4)	(13.5)	(11.7)
Premises	(18.0)	(14.9)	(16.3)
Repairs, maintenance and utilities	(17.0)	(17.1)	(15.5)
Office and admin expenses	(14.4)	(16.2)	(14.6)
Travel, entertainment and representation	(11.8)	(11.7)	(11.6)
Taxes other than income taxes	(7.9)	(7.1)	(8.4)
IT expenses	(6.2)	(6.3)	(4.6)
Insurances	(4.0)	(2.2)	(2.2)
PR and advertising	(1.8)	(3.2)	(2.7)
Bank expenses	(0.9)	(1.5)	(1.8)
Total	(131.4)	(156.9)	(151.9)